Inventories - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventory [Line Items]
Consignment inventory	SFr 6.9	SFr 7.8
Cost of sales
Disclosure Of Inventory [Line Items]
Cost of inventories recognised as expense during period	914.8	719.7
Write-downs (reversals of write-downs) of inventories	SFr (5.1)	SFr 23.0